Intangible Assets	12 Months Ended
Sep. 30, 2024
Intangible Assets [Abstract]
Intangible assets

12.    Intangible assets

	Patents $	Licenses $	Software $	Development costs(2) (not amortized) $	Development costs (amortized) $	Others $	Total $
Cost
September 30, 2023	3,450,455	1,186,337	575,719	43,267,013	1,808,860	94,810	50,383,194
Additions	583,915	—	—	13,701,764	—	—	14,285,679
Borrowing costs(1)	—	—	—	8,243,628	—	—	8,243,628
Write-off component (Note 7)	—	—	—	(3,720,042)	—	—	(3,720,042)
R&D tax credit (Note 25)	—	—	—	(346,580)	—	—	(346,580)
Grants (Note 23)	—	—	—	(13,713)	—	—	(13,713)
September 30, 2024	4,034,370	1,186,337	575,719	61,132,070	1,808,860	94,810	68,832,166

Accumulated amortization and impairment
September 30, 2023	1,059,007	1,183,761	520,998	—	1,708,264	73,056	4,545,086
Amortization(3)	391,012	2,576	32,110	—	100,596	5,222	531,516
Impairment (Note 6)	—	—	—	58,185,884	—	—	58,185,884
September 30, 2024	1,450,019	1,186,337	553,108	58,185,884	1,808,860	78,278	63,262,486
Net book value
September 30, 2024	2,584,351	—	22,611	2,946,186	—	16,532	5,569,680

(1)      The capitalization rates used to determine the amount of general borrowing costs eligible for capitalization during year ended September 30, 2024 was 22.8%.

(2)      The unamortized development costs are not yet available for use and amortization will begins when development is completed, and the asset is available for use. Such development costs are related to projects to develop and enhance the technology and capabilities with respect to autonomous driving and ADAS applications.

(3)      Depreciation of $273,584 ($117,535 in 2023 and $227,873 in 2022) related to intangible assets is capitalized in development costs as they are used in development projects that are eligible for capitalization.

	Patents $	Licenses $	Software $	Development costs(2) (not amortized) $	Development costs (amortized) $	Others $	Total $
Cost
October 1, 2022	2,321,660	2,610,533	575,719	68,117,368	1,808,860	94,810	75,528,950
Additions	1,128,795	—	—	12,769,457	—	—	13,898,252
Borrowing costs(1)	—	—	—	3,898,829	—	—	3,898,829
Write-offs(3)	—	(1,424,196)	—	(40,993,947)	—	—	(42,418,143)
R&D tax credits (Note 24)	—	—	—	(256,234)	—	—	(256,234)
Grants (Note 22)	—	—	—	(268,460)	—	—	(268,460)
September 30, 2023	3,450,455	1,186,337	575,719	43,267,013	1,808,860	94,810	50,383,194

Accumulated amortization and impairment
October 1, 2022	798,878	1,147,272	476,003	36,602,380	1,675,906	67,322	40,767,761
Amortization	260,129	36,489	44,995	24,324	32,358	5,734	404,029
Impairment(3)	—	1,424,196	—	4,367,243	—	—	5,791,439
Write-offs	—	(1,424,196)	—	(40,993,947)	—	—	(42,418,143)
September 30, 2023	1,059,007	1,183,761	520,998	—	1,708,264	73,056	4,545,086
Net book value
September 30, 2023	2,391,448	2,576	54,721	43,267,013	100,596	21,754	45,838,108

(1)      The capitalization rate used to determine the amount of general borrowing costs eligible for capitalization during the year ended September 30, 2023 was 17%.

(2)      Including $43,267,013 not yet available for use for which amortization begins when development is completed, and the asset is available for use. Such development costs are related to projects to develop and enhance the technology and capabilities with respect to autonomous driving and ADAS applications.

(3)      During the fiscal year 2023, an impairment expense amounting to $5,791,439 was recognized:

i.        During the first quarter of 2023, the Company reviewed its September 30,2022 transition plan resulting in certain development costs and licenses no longer expected to be used. Consequently, certain intangible assets were no longer expected to be used and the test was performed at the asset level. These assets had a carrying amount of $5,791,439 and were completely written-off, resulting in an impairment expense of the same amount, including the license related to the development of Components technology projects for $1,424,196;

ii.       The Company performs an annual impairment test for its goodwill and intangible assets not yet available through the assessment of the recoverable amount of the CGU to which they belong. The CGU selected for impairment testing was identified based on the level at which goodwill is monitored for internal management purposes, and to which the intangible assets not yet available for use pertain; and

The recoverable amount of the CGU is determined based on the higher of its value-in-use and fair value less costs to sell. The value-in-use is calculated using discounted cash flow projections, taking into consideration management’s best estimates of future cash flows, growth rates, and appropriate discount rates. The discount rate of 33.65% is based on an estimated weighted average cost of capital (“WACC”) for the Company, adjusted to reflect the risks related to the projected cash flows of the CGU.

The recoverable amount of the CGU, including goodwill and intangible assets not yet available for use, exceeds its carrying amount. The model is particularly sensitive to the future expected cash flows in the upcoming periods, should these not be realized, an impairment loss may be needed in future periods.

Amortization is included in the consolidated statement of loss as follows:

	Years ended September 30,
	2024 $	2023 $	2022 $
General and administrative expenses	—	52,160	127,764
Research and development costs	257,932	234,334	129,300
	257,932	286,494	257,064

During the year ended September 30, 2022, the Company recorded an impairment loss of $38,207,503. The impairment loss was recorded as a result of the Company’s transition into an automotive software business model. Certain intangible assets were no longer expected to be used, and the test was performed at the asset level. The assets had a carrying value of $7,975,234 and were completely written off resulting in an impairment expense of the same amount. Certain intangible assets within the CGU were still expected to be used but their recoverable amount ($2,233,781) was determined to be less than their related carrying value ($32,466,050). Consequently, an impairment loss of $30,232,269 was recognized. The value in use of these assets were determined to be higher than the fair value less cost of disposal, hence corresponding to the recoverable amount. The value in use is based on the net present value of the future cash flows expected to arise from a potential license agreement, discounted at a rate of 27.5%. The discount rate is based on an estimated weighted average cost of capital (“WACC”) for the Company, adjusted to reflect the risks related to the projected cash flows of these assets. The model is particularly sensitive to the future expected cash flows in the upcoming periods, should these not be realized, an impairment loss may be needed in future periods.